TAXES - Reconciliations of the income tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliations of the income tax expense, Amount
Income/(loss) before income tax	$ (26,374,976)	$ 14,087,288	$ 12,359,202
Income tax expense at statutory tax rate	(6,593,744)	3,521,822	3,089,800
Statutory tax rate difference between PRC and other jurisdictions	680,501	74,207	122,803
Effect of preferential tax rates	2,658,748	(1,613,427)	(1,336,931)
Non-deductible entertainment expenses	123,679	17,733	9,404
Other non-deductible expense		69,227	290,316
Stock compensation	1,843,313
Non-deductible expenses without valid invoices	2,676,729
Research and development expense super-deduction	(328,502)	(926,155)	(521,977)
Changes in valuation allowance	105,424	345,783	47,604
Income tax provision	$ 1,166,148	$ 1,489,190	$ 1,701,019
Reconciliations of the income tax expense, Percentage
PRC statutory income tax rate	25.00%
Statutory tax rate difference between PRC and other jurisdictions	(2.60%)
Effect of preferential tax rates	(10.10%)
Changes in valuation allowance	(0.40%)
Entertainment expenses	(0.50%)
Stock compensation	(7.00%)
Non-deductible expenses without valid invoices	(10.10%)
Research and development expense super-deduction	1.20%
Effective tax rate	(4.50%)
PRC
Reconciliations of the income tax expense, Amount
Non-deductible entertainment expenses	$ 112,759
Reconciliations of the income tax expense, Percentage
Entertainment expenses	(0.40%)
Cayman Islands
Reconciliations of the income tax expense, Amount
Statutory tax rate difference between PRC and other jurisdictions	$ 1,018,060
Reconciliations of the income tax expense, Percentage
Statutory tax rate difference between PRC and other jurisdictions	(3.90%)
Hong Kong
Reconciliations of the income tax expense, Amount
Statutory tax rate difference between PRC and other jurisdictions	$ (328,147)
Reconciliations of the income tax expense, Percentage
Statutory tax rate difference between PRC and other jurisdictions	1.20%
United States
Reconciliations of the income tax expense, Amount
Statutory tax rate difference between PRC and other jurisdictions	$ (9,412)
Non-deductible entertainment expenses	$ 10,920
Reconciliations of the income tax expense, Percentage
Statutory tax rate difference between PRC and other jurisdictions	0.10%
Entertainment expenses	(0.10%)